Expense Example, No Redemption - Invesco Small Cap Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	661	895	1,148	1,871	190	588	1,011	2,002	143	443	766	1,680	92	287	498	1,108	109	340	590	1,306	82	255	444	990	73	227	395	883